Identified Intangible Assets - Schedule of Estimated Amortization Expense for Software (Detail) (Software [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Software [Member]
Schedule Of Estimated Future Amortization Expense [Line Items]
2013	$ 21
2014	20
2015	2
2016
2017